Share-based payments - Schedule of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 share £ / shares	Dec. 31, 2023 share £ / shares
SAYE
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, start of period (in options)	1,311,205,148	1,256,918,075
Weighted average exercise price of options outstanding, start of period (GBP per option) | £ / shares	£ 0.3170	£ 0.3130
Number of options, granted (in options)	200,820,157	287,984,574
Weighted average exercise price, granted (in GBP per option) | £ / shares	£ 0.5235	£ 0.3855
Number of share options, exercised (in options)	(663,187,372)	(164,709,399)
Weighted average exercise price, exercised (GBP per option) | £ / shares	£ 0.2460	£ 0.3855
Number of options, forfeited (in options)	(17,375,716)	(12,862,726)
Weighted average exercise price, forfeited (in GBP per option) | £ / shares	£ 0.3901	£ 0.3178
Number of options, cancelled (in options)	(27,852,684)	(45,807,000)
Weighted average exercise price, cancelled (in GBP per option) | £ / shares	£ 0.4070	£ 0.3765
Number of options, expired (in options)	(5,984,747)	(10,318,376)
Weighted average exercise price, expired (in GBP per option) | £ / shares	£ 0.3540	£ 0.3825
Number of options outstanding, end of period (in options)	797,624,786	1,311,205,148
Weighted average exercise price of options outstanding, end of period (GBP per option) | £ / shares	£ 0.4230	£ 0.3170
Number of options exercisable, end of period (in options)	955,281	410,368
Weighted average exercise price of share options exercisable in share-based payment arrangement (in GBP per option) | £ / shares	£ 0.2425	£ 0.3987
Executive Option Plans
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, start of period (in options)	26,131,255	20,466,471
Weighted average exercise price of options outstanding, start of period (GBP per option) | £ / shares	£ 0	£ 0
Number of options, granted (in options)	768,170	15,198,717
Weighted average exercise price, granted (in GBP per option) | £ / shares	£ 0	£ 0
Number of share options, exercised (in options)	(10,815,436)	(8,739,497)
Weighted average exercise price, exercised (GBP per option) | £ / shares	£ 0	£ 0
Number of share options, vested (in options)	0	(765,247)
Weighted average exercised price, vested (in GBP per option) | £ / shares	£ 0	£ 0
Number of options, forfeited (in options)	(488,091)	(8,216)
Weighted average exercise price, forfeited (in GBP per option) | £ / shares	£ 0	£ 0
Weighted average exercise price, cancelled (in GBP per option) | £ / shares	£ 0	£ 0
Number of options, expired (in options)	(16,901)	(20,973)
Number of options outstanding, end of period (in options)	15,578,997	26,131,255
Weighted average exercise price of options outstanding, end of period (GBP per option) | £ / shares	£ 0	£ 0
Number of options exercisable, end of period (in options)	988,243	1,148,770
Weighted average exercise price of share options exercisable in share-based payment arrangement (in GBP per option) | £ / shares	£ 0	£ 0
Lloyds Banking Group Executive Share Plan 2024
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, start of period (in options)	0	0
Number of options, granted (in options)	3,593,397	0
Number of share options, exercised (in options)	(728,370)	0
Number of options, forfeited (in options)	0	0
Number of options outstanding, end of period (in options)	2,865,027	0